COMBINED AND CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares USD ($) shares	Ordinary Shares CNY (¥) shares	Treasury stock USD ($) shares	Treasury stock CNY (¥) shares	Paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Equity attributable to non-controlling interests USD ($)	Equity attributable to non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at beginning of the period at Dec. 31, 2014					¥ 125,000		¥ 7,560		¥ 480,626						¥ 613,186
Net income									297,822						297,822
Initial Public Offering ("IPO) and private issuance to MeMeStar		¥ 65													65
Initial Public Offering ("IPO) and private issuance to MeMeStar (in shares) | shares	1,000,000,000	1,000,000,000
Share-based compensation							28,214								28,214
Dividend distribution									(831,876)						(831,876)
Others							(86)								(86)
Balance at end of the period at Nov. 17, 2015		¥ 65			125,000		35,688		(53,428)						107,325
Balance at end of the period (in shares) at Nov. 17, 2015 | shares	1,000,000,000	1,000,000,000
Balance at beginning of the period at Dec. 31, 2014					125,000		7,560		480,626						613,186
Net income															403,015
Balance at end of the period at Dec. 31, 2015	$ 65	¥ 65				$ 257,098	257,098	$ 105,193	105,193	$ 1,241	¥ 1,241			$ 363,597	363,597
Balance at end of the period (in shares) at Dec. 31, 2015 | shares	1,000,000,000	1,000,000,000
Balance at beginning of the period at Nov. 17, 2015		¥ 65			125,000		35,688		(53,428)						107,325
Balance at beginning of the period (in shares) at Nov. 17, 2015 | shares	1,000,000,000	1,000,000,000
Net income									105,193						105,193
Reorganization					¥ (125,000)		(35,688)		53,428						(107,260)
Capital Contributions							254,298								254,298
Share-based compensation							2,769								2,769
Other comprehensive income											1,241				1,241
Others							31								31
Balance at end of the period at Dec. 31, 2015	$ 65	¥ 65				257,098	257,098	105,193	105,193	1,241	1,241			363,597	363,597
Balance at end of the period (in shares) at Dec. 31, 2015 | shares	1,000,000,000	1,000,000,000
Net income									930,668				¥ (4,966)		925,702
Initial Public Offering ("IPO) and private issuance to MeMeStar		¥ 11					660,155								660,166
Initial Public Offering ("IPO) and private issuance to MeMeStar (in shares) | shares	164,814,815	164,814,815
Exercise of stock options and Vesting of RSUs		¥ 1					10,754								10,755
Exercise of stock options and Vesting of RSUs (in shares) | shares	12,002,820	12,002,820
Acquisition of subsidiaries		¥ 13					1,146,239								1,146,252
Acquisition of subsidiaries (in shares) | shares	200,890,940	200,890,940
Share-based compensation							163,813								163,813
Business Combination													3,000		3,000
Other comprehensive income											42,696				42,696
Acquisition of subsidiaries' shares from noncontrolling shareholders							(1,281)						1,281
Balance at end of the period at Dec. 31, 2016	$ 90	¥ 90				2,236,778	2,236,778	1,035,861	1,035,861	43,937	43,937	$ (685)	(685)	$ 3,315,981	¥ 3,315,981
Balance at end of the period (in shares) at Dec. 31, 2016 | shares	1,377,708,575	1,377,708,575												1,377,708,575	1,377,708,575
Net income									480,664				(13,678)	$ 71,775	¥ 466,986
Exercise of stock options and Vesting of RSUs		¥ 3					36,930								36,933
Exercise of stock options and Vesting of RSUs (in shares) | shares	47,573,600	47,573,600
Disposal of a subsidiary													5,474		5,474
Stock repurchase				¥ (36,973)											(36,973)
Stock repurchase (in shares) | shares			(11,331,080)	(11,331,080)
Share-based compensation							169,717								169,717
Dividend distribution							(385,113)								(385,113)
Business Combination													22,707		22,707
Other comprehensive income											(19,514)				(19,514)
Balance at end of the period at Dec. 31, 2017	$ 14	¥ 93	$ (5,683)	¥ (36,973)		$ 316,357	¥ 2,058,312	$ 233,086	¥ 1,516,525	$ 3,754	¥ 24,423	$ 2,124	¥ 13,818	$ 549,652	¥ 3,576,198
Balance at end of the period (in shares) at Dec. 31, 2017 | shares	1,425,282,175	1,425,282,175	(11,331,080)	(11,331,080)										1,413,951,095	1,413,951,095